Condensed Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Condensed Consolidated Statements Of Operations [Abstract]
Equity-based compensation expense	$ 19,843